                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
CORPORATE LOANS--97.3%
CONSUMER DISCRETIONARY--31.6%
AUTO COMPONENTS--1.9%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.99%, 8/7/14(1)                                  $    44,870,130   $    44,875,739
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.75%, 9/29/16(1)                                17,711,075        18,153,852
Remy International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.25%, 12/16/16(1)                      4,987,500         5,031,141
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.50%, 6/24/16(1)                                       8,955,000         9,156,488
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.807%, 5/13/16(1)                                1,290,250         1,299,927
Transtar Industries, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.50%, 12/21/16(1)                            15,739,506        15,857,552
UCI International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 7/4/17(1)                        9,398,963         9,506,656
                                                                               ---------------
                                                                                   103,881,355
AUTOMOBILES--0.4%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 5.333%, 8/3/13(2)                                     54,969,677           549,697
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.97%, 12/15/13(1)                                     20,818,298        20,867,033
                                                                               ---------------
                                                                                    21,416,730
DISTRIBUTORS--1.4%
General Nutrition Centers, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.25%,
2/3/18(1)                                                         19,145,000        19,234,618
Leslie's Poolmart, Inc., Sr. Sec. Credit Facilities Term
Loan, 4.50%, 11/15/17(1)                                          16,209,375        16,401,861
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche 5, 4.50%, 2/17/18(1)                                15,273,663        15,238,655
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 2/16/17(1)                                 6,000,000         6,046,248
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/10/18(1)                                         22,375,000        22,186,222
                                                                               ---------------
                                                                                    79,107,604
DIVERSIFIED CONSUMER SERVICES--0.6%
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 8/17/14(1)                                     8,173,047         8,219,020
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2.75%-2.81%, 7/24/14(1)                     22,814,954        22,486,989
ServiceMaster Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, Tranche DD, 2.72%, 7/24/14(1)             2,073,888         2,044,076
                                                                               ---------------
                                                                                    32,750,085
HOTELS, RESTAURANTS & LEISURE--8.4%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.75%,
4/22/16(1)                                                         8,793,550         8,780,650


                    1 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
American Seafoods Group LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 3/18/18(1)             $    10,223,178   $    10,248,736
BLB Management Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8.50%, 11/5/15(1)              4,628,322         4,664,922
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 3/1/17(1)                      37,467,528        38,029,540
Caesars Entertainment Operating Co., Inc., Sr. Sec.
Credit Facilities Term Loan:
Tranche B2, 3.213%-3.274%, 1/28/15(1)                             30,670,018        28,804,268
Tranche B3, 3.243%-3.307%, 1/28/15(1)                             11,478,692        10,785,955
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.463%, 5/17/13(1)                             2,251,725         2,232,022
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 4.463%, 5/17/13(1)                        2,982,069         2,955,975
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 12/31/17(1)                                  23,581,362        23,833,942
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.25%, 10/31/17(1)                         18,018,006        18,256,096
Dunkin Brands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%, 11/23/17(1)                          29,925,000        30,189,088
Global Cash Access, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 2/1/16(1)                                      2,857,142         2,896,428
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 3.099%, 6/30/14(1, 3)                        6,918,215         6,079,382
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Delayed Draw, 3.099%, 6/30/14(1, 3)                     3,723,173         3,271,738
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 3.47%, 12/31/14(1)                          7,000,000         4,795,000
Harrah's Operating Co., Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B1, 3%-3.274%, 1/28/15(1)             23,789,229        22,353,549
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.75%, 3/1/17(1)                              24,685,000        24,890,700
Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, Delayed Draw, 3%, 11/23/16(1)             2,138,077         2,106,808
Las Vegas Sands LLC, Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3%, 11/23/16(1)                     4,570,252         4,500,547
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche C, 5%, 2/21/14(1)                                          5,055,000         5,007,215
Tranche E, 7%, 2/21/14(1)                                         59,790,661        59,233,891
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 2/25/18(1)                                      11,048,621        11,157,726
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 1/24/17(1)                                    61,670,000        60,683,280
SeaWorld Parks & Entertainment, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 8/8/17(1)            9,334,618         9,416,296
Six Flags Entertainment Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.25%,
6/30/16(1)                                                        38,196,396        38,570,416


                    2 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 10.163%, 2/5/13(1, 3)                             $       331,579   $       325,777
Tranche B, 2.588%, 3/1/15(1, 3)                                      676,115           574,698
Universal City Development Partners Ltd., Sr. Sec.
Credit Facilities Term Loan, 5.50%, 11/15/14(1)                   28,767,677        29,073,333
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan:
Tranche B Add-on, 4.72%, 5/25/13(1)                                  988,308           990,708
Tranche B, 4.72%, 5/25/13(1)                                       1,380,926         1,384,279
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 4.72%, 5/25/12(1)                              6,075,684         6,090,436
                                                                               ---------------
                                                                                   472,183,401
HOUSEHOLD DURABLES--0.5%
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 11.50%, 3/5/15(2, 3)                               3,671,639         3,689,997
Spectrum Brands Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5%-6.164%, 6/16/16(1)              22,955,423        23,250,560
                                                                               ---------------
                                                                                    26,940,557
LEISURE EQUIPMENT & PRODUCTS--0.8%
Ameristar Casinos, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 3/29/18(1)                         10,640,000        10,751,145
KE Octavius Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10.11%, 11/22/17(1)                                    33,330,000        33,433,890
                                                                               ---------------
                                                                                    44,185,035
MEDIA--13.8%
Advanstar Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.56%, 5/31/14(1)                  26,409,099        22,667,801
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 10/9/16(1)                         53,337,143        53,487,180
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.60%, 7/15/13(1, 3, 4)                          19,471,529        11,196,129
Atlantic Broadband Finance LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 3/8/16(1)            9,710,609         9,787,080
Bresnan Broadband Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.50%, 12/14/17(1)                 26,932,500        27,191,725
Carmike Cinemas, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 1/27/16(1)                                 22,964,739        23,139,363
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Incremental Term Loan, 7.50%, 7/3/14(1)                 4,665,329         4,707,121
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.46%, 7/3/14(1)                            24,858,347        23,974,061
Cenveo Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.25%, 12/21/16(1)                                4,685,371         4,735,153
Cequel Communications LLC, Sr. Sec. Credit Facilities
Term Loan, 2.236%, 11/5/13(1)                                      6,170,463         6,150,699
Charter Communications Operation LLC, Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche C, 3.56%,
9/6/16(1)                                                          4,680,520         4,702,443


                    3 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
MEDIA CONTINUED
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 2.711%, 9/6/14(1)             $     8,515,938   $     8,422,799
Charter Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche T2 Add-on, 7.151%, 3/6/14(1)                    5,456,620         5,558,931
Cinram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 10.25%, 12/31/13(1)                11,169,481         9,968,762
Cinram International, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 15%, 12/31/11(1, 3)                            4,195,842         1,447,565
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.25%, 12/30/16(1)                  8,019,000         8,030,996
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.861%,
1/29/16(1)                                                        10,890,716         9,722,229
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 4.50%-7%, 10/24/14(1)                             13,928,547        12,561,808
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.75%, 6/22/16(1)                                 13,747,615        13,919,461
Filmyard Holdings LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 13%, 12/22/16(1)                                   1,415,000         1,443,300
Fox Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.75%-5.918%, 7/14/15(1)                          26,873,720        27,003,897
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.25%, 11/7/16(1)                                      24,949,875        25,257,856
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 3.75%, 12/31/14(1)                                          24,030,154        23,921,274
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.561%, 8/5/12(1)                      39,605,395        39,258,848
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.75%, 3/24/17(1)                   6,000,000         6,075,000
Hubbard Broadcasting, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 7.25%, 3/24/18(1)                              4,000,000         4,120,000
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.25%, 4/3/18(1)                   18,750,000        18,959,475
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities
Term Loan, 3.285%, 2/1/14(1)                                      32,056,576        31,440,481
Kasima LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 3/25/17(1)                                   16,400,000        16,420,500
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 8/18/17(1)                                   15,336,563        15,430,024
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 4.463%-4.561%, 3/29/13(1)                   33,599,980        32,507,981
Mediacom Communications Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche E, 4.50%,
10/20/17(1)                                                        4,962,500         4,923,733
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/20/17(1)                                                        9,925,000         9,937,406
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13.75%-13.808%, 11/15/13(1, 3)                              29,197,487        29,197,487


                    4 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
MEDIA CONTINUED
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.877%, 9/14/16(1)                          $    18,752,340   $    18,869,542
Newport Television LLC/High Plains Broadcasting
Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
8.877%, 9/14/16(1)                                                 5,138,815         5,170,933
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term
Loan, Tranche B, 4%-4.829%, 8/1/14(1, 3)                          36,597,238        30,390,968
Playboy Enterprises, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 1/10/17(1)                             17,000,000        17,000,000
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 3/7/16(1)                            26,000,000        26,509,158
Sinclair Television Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 10/29/16(1)          2,950,994         2,966,980
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche A, 8%, 9/28/14(1)                                          1,208,733         1,202,690
Tranche B, 8%, 9/28/14(1, 3)                                       1,074,430         1,069,058
Summit Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 7/19/16(1)                      45,000,000        44,718,750
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.25%, 9/14/15(1)                                      19,950,000        20,180,682
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Incremental Term Loan, 6.746%-8.63%, 6/18/14(1)          12,057,452        12,117,739
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.721%-4.685%, 6/30/14(1)          24,806,571        24,023,626
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8%, 6/30/15(1, 4)                             8,872,306         8,966,574
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term
Loan, Tranche B, 7.50%, 6/18/15(1)                                 9,439,192         9,568,981
                                                                               ---------------
                                                                                   770,024,249
SPECIALTY RETAIL--3.0%
Burlington Coat Factory Warehouse Corp., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
6.25%, 2/10/17(1)                                                 37,406,250        37,416,649
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.023%-4.932%, 5/29/14(1)              10,012,390         9,509,267
Gymboree Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5%, 11/23/17(1)                                             14,962,500        15,021,722
J. Crew Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 1/26/18(1)                           17,330,000        17,320,659
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 12/23/17(1)                          32,150,000        32,190,188
PETCO Animal Supplies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 11/24/17(1)                 34,650,000        35,000,104
Sports Authority, Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.50%, 10/26/17(1)                 12,967,500        13,105,280
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 8/11/16(1)                         11,255,969        11,358,330
                                                                               ---------------
                                                                                   170,922,199


                    5 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.25%, 12/22/16(1)                                     $    45,038,453   $    45,314,088
CONSUMER STAPLES--2.9%
FOOD PRODUCTS--2.0%
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 11/26/17(1)                          54,000,000        54,299,376
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche B1, 5.50%, 2/1/17(1)                                       4,257,796         4,304,100
Tranche C1, 5%-5.50%, 2/1/17(1)                                   10,575,301        10,690,306
Green Mountain Coffee Roasters, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
9/14/16(1)                                                        20,167,500        20,463,720
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%-7.397%, 7/29/16(1)                                  16,322,644        16,445,064
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.25%, 7/29/17(1)                                      6,475,000         6,600,453
                                                                               ---------------
                                                                                   112,803,019
PERSONAL PRODUCTS--0.9%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.19%, 3/5/15(1, 3)                                          6,949,892         6,333,090
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.25%, 10/1/17(1)                               21,446,250        21,627,213
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 8/15/15(1)                                              19,510,929        19,646,589
                                                                               ---------------
                                                                                    47,606,892
ENERGY--2.3%
ENERGY EQUIPMENT & SERVICES--1.7%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 7/22/16(1)                  10,696,224        10,776,445
Bourland & Leverich Supply, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11%, 8/19/15(1)                                7,352,000         7,756,360
Hercules Offshore LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.50%, 7/11/13(1)                      34,753,891        34,409,446
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 4/20/17(1)                             34,987,482        35,260,839
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche I-A, 6.50%, 4/20/17(1)                                     4,636,128         4,672,350
Tranche I-M, 6.50%, 4/20/17(1)                                     2,831,774         2,853,899
                                                                               ---------------
                                                                                    95,729,339
OIL, GAS & CONSUMABLE FUELS--0.6%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 3/7/18(1)                               30,145,000        30,462,156
FINANCIALS--4.5%
CAPITAL MARKETS--1.0%
Fortress Investment Group LLC, Sr. Sec. Credit
Facilities Term Loan, 5.75%, 10/7/15(1)                            6,202,232         6,326,277


                    6 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
CAPITAL MARKETS CONTINUED
Nuveen Investments, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.773%-5.813%, 5/31/17(1)     $    38,040,288   $    38,227,408
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 3.273%-3.307%, 11/1/14(1)                               9,720,873         9,452,033
                                                                               ---------------
                                                                                    54,005,718
CONSUMER FINANCE--0.7%
American General Financial Services Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.25%, 4/21/15(1)                  38,280,000        38,404,946
DIVERSIFIED FINANCIAL SERVICES--0.8%
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A2, 7%, 6/30/14(1)                        45,000,000        45,248,940
INSURANCE--0.9%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7%, 3/5/16(1)                                    8,807,692         8,873,750
International Lease Finance Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 6.75%,
2/23/15(1)                                                        28,192,308        28,406,259
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.461%, 4/3/14(1)                             15,184,317        11,919,689
                                                                               ---------------
                                                                                    49,199,698
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.562%, 10/10/16(1)                    10,000,000         9,416,960
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17                   30,150,000        32,335,875
                                                                               ---------------
                                                                                    41,752,835
THRIFTS & MORTGAGE FINANCE--0.4%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities
Term Loan, 8%, 12/18/15(1)                                        25,757,603        25,950,785
HEALTH CARE--11.2%
BIOTECHNOLOGY--0.2%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 11/23/16(1)                               10,515,000        10,631,590
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Axcan Intermediate Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Delayed Draw, Tranche B,
4%-5.50%, 1/25/17(1)                                              31,483,750        31,483,750
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 2/8/17(1)                          40,285,000        37,812,508
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan,
8%, 1/29/16(1)                                                     7,204,845         7,285,900
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.75%, 12/22/16(1)                               20,960,000        21,068,070
Golden Gate National Senior Care LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.75%, 4/13/18(1)                  34,215,000        33,648,331
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 2/4/18(1)                                          32,465,000        32,221,513
IASIS Healthcare Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche P1, 5.519%, 6/15/14(1, 3)                            8,072,303         8,158,072


                    7 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.75%, 4/18/18(1)                 $    14,455,000   $    14,531,799
National Mentor Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 7%, 1/18/17(1)          31,250,000        30,937,500
Renal Advantage Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.75%,
11/12/16(1)                                                       14,962,500        15,144,863
Rural/Metro Operating Co. LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6%, 10/18/16(1)          8,977,500         9,044,831
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.211%, 5/20/14(1)                                7,977,593         7,957,651
                                                                               ---------------
                                                                                   249,294,788
HEALTH CARE PROVIDERS & SERVICES--5.5%
Ardent Health Services LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 7/19/15(1)                              9,900,000         9,957,747
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%,
4/14/15(1)                                                         7,337,465         7,398,608
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.50%,
4/14/15(1)                                                         7,337,465         7,398,608
Community Health Systems, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.799%-3.811%, 1/25/17(1)          13,821,710        13,625,898
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.561%, 7/25/14(1)                7,606,172         7,435,033
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 2.561%, 7/25/14(1)               391,332           382,527
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 10/20/16(1)                               14,995,711        15,154,920
Emergency Medical Services Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.75%, 4/5/18(1)                   28,485,000        28,695,077
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 8/10/12(1)                                  6,685,523         6,526,742
Gentiva Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 4.75%,
8/17/16(1)                                                        17,433,164        17,651,078
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 3.557%, 3/31/17(1)                              13,675,729        13,711,819
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 2.557%, 11/18/13(1)                                             6,741,137         6,739,242
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 10/21/16(1)                             10,760,470        10,787,371
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.81%, 12/1/13(1)                                       8,426,000         8,131,090
JW Childs Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7.25%, 10/7/16(1)                                  7,386,971         7,497,775
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.75%, 2/7/18(1)                                  19,740,000        19,709,166
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 8/26/17(1)                                      34,776,570        35,002,618


                    8 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 2.31%,
3/31/13(1)                                                   $     8,285,099   $     8,277,336
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 4.31%, 3/31/14(1)                   6,500,000         6,516,250
RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 11/3/15(1)                         11,162,548        11,236,969
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.50%, 9/23/16(1)                           12,329,778        12,345,190
SouthernCare, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 14.356%, 12/31/12(1, 3)                           8,679,697         5,728,600
Universal Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 11/15/16(1)         10,264,822        10,333,791
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5%, 1/15/16(1)           7,425,281         7,462,407
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan:
Tranche B1, 4.75%, 8/4/11(1)                                      13,263,406        13,362,881
Tranche B1, 4.75%, 8/4/16(1)                                       5,985,693         6,019,363
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan, Delayed Draw, Tranche B2-DD, 1.625%,
8/4/16(1)                                                         12,001,391        12,061,397
                                                                               ---------------
                                                                                   309,149,503
PHARMACEUTICALS--1.0%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.461%, 4/10/14(1)                               33,902,806        33,101,852
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B1, 4.25%, 3/17/18(1)                                     11,062,857        11,166,571
Tranche B2, 4.25%, 3/3/18(1)                                       5,531,429         5,583,286
Tranche B3 Add-on, 4.25%, 3/17/18(1)                               7,605,714         7,677,018
                                                                               ---------------
                                                                                    57,528,727
INDUSTRIALS--24.1%
AEROSPACE & DEFENSE--4.3%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.211%, 9/28/12(1)                                 753,212           714,610
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.244%, 9/30/13(1)                                     25,450,855        24,146,499
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.25%, 3/7/16(1)                                  12,558,671        12,508,436
DynCorp International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 7/7/16(1)                   42,964,796        43,407,892
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 3.47%, 4/30/13(1)                     11,113,649        10,891,376
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.53%, 4/30/13(1)                                       2,770,131         2,714,728
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 10.50%, 3/26/14(1)                     18,971,649        19,351,082


                    9 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
AEROSPACE & DEFENSE CONTINUED
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 2.307%, 3/26/14(1)               $     1,338,208   $     1,181,713
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.211%-2.307%, 3/26/14(1)                        34,241,729        30,237,365
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 12/30/12(1)                            28,439,561        28,421,786
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 12.50%, 6/30/13(1)                             8,838,686         9,722,554
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.25%-3.56%, 12/3/14(1)                                     26,000,001        25,829,388
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4%, 2/3/17(1)                                     12,837,838        12,995,268
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.313%, 2/3/14(1)                                           22,364,785        21,857,574
                                                                               ---------------
                                                                                   243,980,271
AIR FREIGHT & LOGISTICS--0.3%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 10.488%, 10/31/11(1, 3)            14,995,082        14,873,247
AIRLINES--0.5%
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 3/29/17(1)                      31,110,000        30,803,753
BUILDING PRODUCTS--1.5%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 7%, 4/30/16(1)                                    19,206,000        19,278,023
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
7.397%, 5/11/13(1)                                                   968,367           968,367
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 7.231%, 3/21/11(2)                             3,640,440           455,055
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9%, 10/30/17(1)                                    1,025,000         1,063,865
Nortek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4%, 4/12/17(1)                                              35,000,000        35,328,125
Summit Materials LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 12/3/15(1)                      23,953,713        24,043,539
United Subcontractors, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.10%, 6/30/15(2)                                         930,225           860,458
                                                                               ---------------
                                                                                    81,997,432
COMMERCIAL SERVICES & SUPPLIES--8.5%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.75%, 1/27/18(1)                                            3,370,000         3,398,082
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.25%, 11/29/17(1)                 30,413,775        30,610,066
Advantage Sales & Marketing LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 9.25%, 6/18/18(1)                  18,812,000        19,062,820
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5%, 1/21/17(1)                     10,500,000        10,583,129


                   10 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 8.50%, 1/21/18(1)                        $     6,000,000   $     6,105,000
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B, 3.231%-3.312%, 7/3/14(1)                                3,845,802         3,835,586
Tranche B2, 6.75%, 3/31/15(1)                                     35,657,821        36,259,548
Asurion Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 6.50%-6.731%, 7/3/15(1)                                      3,600,000         3,590,438
AutoTrader.com, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.75%, 12/15/16(1)                     14,942,550        15,088,240
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4%, 8/3/17(1)                       3,165,000         3,205,354
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.397%, 5/28/15(1)                                8,165,468         8,226,709
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 2/15/17(1)                         14,600,000        14,654,750
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 2/15/18(1)                                    5,240,000         5,357,900
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.211%, 11/9/14(1)                                          19,948,980        19,596,760
EVERTEC, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 9/30/16(1)                                15,148,937        15,262,555
Fidelity National Information Services, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,
7/18/16(1)                                                        10,382,826        10,408,782
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
11/3/16(1)                                                         9,982,980        10,086,553
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 8.25%, 11/3/17(1)                     520,000           533,000
First Data Corp., Extended Sr. Sec. Credit Facilities
1st Lien Term Loan, 4.213%, 3/24/18(1)                            65,615,219        62,357,686
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.002%, 9/24/14(1)                                    3,395,000         3,230,468
Tranche B-2, 3.002%, 9/24/14(1)                                    1,230,630         1,170,916
Tranche B-3, 3.002%, 9/24/14(1)                                      659,108           627,126
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 5/18/16(1)                            3,706,988         3,740,969
Interactive Data Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.75%, 1/31/18(1)                                 29,603,000        29,841,127
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 5/30/16(1)                           13,600,913        13,736,922
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.50%, 10/26/16(1)                                     5,240,000         5,377,550
MoneyGram International, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.25%,
9/8/17(1)                                                         10,060,000        10,173,175
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 6/22/13(1)                                1,828,851         1,812,849
NEW Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/5/16(1)                                          28,149,935        28,156,972


                   11 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.211%-2.273%, 9/30/14(1)                              $    14,175,000   $    13,125,171
Sedgwick CMS, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 12/31/16(1)                                        16,644,354        16,737,779
TransUnion Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 2/28/18(1)                            7,540,000         7,608,803
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 4.744%, 8/23/15(1)                          23,841,472        23,400,024
U.S. Investigations Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.059%, 2/21/15(1)               12,138,146        12,057,221
Waste Industries USA, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.75%, 2/23/17(1)                  16,195,000        16,326,390
West Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B4, 3.875%-4.707%, 7/15/16(1)                        9,791,831         9,865,230
                                                                               ---------------
                                                                                   475,211,650
CONSTRUCTION & ENGINEERING--0.1%
Custom Building Products, Sr. Sec. Credit Facilities
Term Loan, 5.75%, 3/19/15(1)                                       3,798,305         3,831,540
ELECTRICAL EQUIPMENT--3.9%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 12/8/16(1)                      18,753,029        18,885,856
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.25%, 6/8/17(1)                                   2,255,000         2,270,972
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5%, 11/21/16(1)                                        43,712,000        43,821,280
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 8%, 5/21/17(1)                                          1,910,000         1,914,775
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 12/17/16(1)                     15,809,864        15,954,129
BNY ConvergEx Group LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.25%, 12/17/16(1)                                 6,633,886         6,694,421
CCC Information Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5.50%,
11/11/15(1)                                                       22,500,000        22,654,553
Freescale Semiconductor Holdings, Inc., Extended Sr.
Sec. Credit Facilities 1st Lien Term Loan, 4.494%,
12/1/16(1)                                                        35,430,355        35,491,260
NDS Finance Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4%, 2/14/18(1)                              12,750,000        12,805,781
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4%, 4/13/18(1)                                    16,250,000        16,239,844
Reynolds & Reynolds Co. (The), Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.75%,
3/9/18(1)                                                          7,500,000         7,573,373
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.50%, 4/4/18(1)                   32,135,000        32,205,311
                                                                               ---------------
                                                                                   216,511,555
INDUSTRIAL CONGLOMERATES--0.6%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B2, 5.50%, 5/31/16(1)                           5,743,025         5,771,740


                   12 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
INDUSTRIAL CONGLOMERATES CONTINUED
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5%, 2/24/17(1)                    $     6,463,800   $     6,494,102
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 10.849%, 10/1/13(1)                                    24,824,228        22,217,684
                                                                               ---------------
                                                                                    34,483,526
MACHINERY--2.3%
BOC Edwards Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.50%, 5/30/16(1)                           36,802,950        36,940,961
Bucyrus International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C, 4.25%, 12/21/16(1)                 17,125,023        17,239,197
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche A, 5.313%, 4/14/13(1)                 12,955,592        12,993,383
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8%, 8/21/14(1)                               2,540,736         2,552,984
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 9/21/16(1)                                21,216,884        21,444,859
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.72%-3.04%, 7/2/14(1)                        34,890,652        32,936,776
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.50%-2.72%, 7/2/14(1)                    4,706,464         4,442,902
                                                                               ---------------
                                                                                   128,551,062
ROAD & RAIL--1.3%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 11/22/16(1)                                   51,990,200        52,650,892
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 6.50%, 10/12/14(1)                          20,406,534        20,406,534
                                                                               ---------------
                                                                                    73,057,426
TRADING COMPANIES & DISTRIBUTORS--0.8%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, Tranche 3, 6.25%, 8/11/15(1)             45,412,329        46,160,904
INFORMATION TECHNOLOGY--4.6%
COMPUTERS & PERIPHERALS--0.9%
CDW LLC, Extended Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 7/15/17(1)                           50,785,581        50,908,025
INTERNET SOFTWARE & SERVICES--1.2%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B3, 4.811%, 10/26/17(1)                   23,092,404        22,624,136
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 3.061%, 10/25/14(1)                             11,496,159        11,154,125
Savvis Communications Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 7/9/16(1)                   33,428,514        33,715,798
                                                                               ---------------
                                                                                    67,494,059
IT SERVICES--2.0%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 4.47%, 12/20/12(1)                                      9,733,544         9,733,544


                   13 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
IT SERVICES CONTINUED
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5%, 2/2/17(1)                                          $    11,172,000   $    11,276,738
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term
Loan, 8.75%, 2/2/18(1)                                             5,140,000         5,255,650
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.75%, 12/2/14(1)                              9,826,667         9,851,233
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.75%, 4/9/16(1)                              11,134,598        11,172,878
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, 5.25%, 7/31/16(1)                                           62,842,500        63,294,212
                                                                               ---------------
                                                                                   110,584,255
SOFTWARE--0.5%
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.50%, 11/3/16(1)                                            4,825,400         4,843,495
Rovi Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4%, 1/19/18(1)                                    3,810,000         3,845,719
Verint Systems, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.25%, 10/6/17(1)                      20,030,000        20,130,150
                                                                               ---------------
                                                                                    28,819,364
MATERIALS--10.8%
CHEMICALS--5.0%
AZ Chem US, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 11/19/16(1)                                     17,140,357        17,292,906
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Tranche B, 5.50%, 8/27/16(1)                            7,644,000         7,729,995
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan:
Tranche C1-B, 4%, 5/5/15(1)                                        2,657,985         2,648,850
Tranche C2-B, 4.063%, 5/5/15(1)                                    1,115,264         1,111,431
Tranche C5-B, 4.063%, 5/5/15(1)                                    3,748,357         3,738,986
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche C4-B, 4.063%, 5/5/15(1)              5,142,356         5,148,655
Houghton International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 1/11/16(1)                   7,467,841         7,551,854
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B2, 7.501%, 12/16/13(1)                                    4,647,939         4,820,787
Tranche C2, 8.001%, 12/16/14(1)                                    4,872,321         5,053,513
JT Baker Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.25%, 9/20/16(1)                                  2,477,550         2,496,132
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 10%, 7/20/15(1)                                6,189,500         6,228,184
Millennium Chemicals, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 6.057%, 11/15/14(1)                           28,400,000        28,364,500
Momentive Performance Materials, Inc., Extended Sr. Sec.
Credit Facilities 1st Lien Term Loan, 3.75%, 5/5/15(1)             7,948,080         7,908,340


                   14 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
CHEMICALS CONTINUED
Nalco Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.50%, 9/21/17(1)                          $     2,980,025   $     3,011,068
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 2/16/17(1)                              15,000,000        15,100,005
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 3/28/17(1)                         15,000,000        15,150,000
Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 4/12/17(1)                       2,583,525         2,617,434
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.25%-3.53%, 7/30/14(1)                                           10,958,927        10,696,943
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.72%, 7/30/15(1)                                                 30,610,642        30,266,272
Solutia, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.50%, 8/16/17(1)                                 3,950,000         3,983,152
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 7/20/17(1)                                   45,320,000        45,843,809
Tronox Worldwide LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Debtor in Possession, Tranche B, 7%,
12/31/49(1)                                                        3,990,000         4,039,045
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 6/30/17(1)                                   48,712,913        49,143,486
                                                                               ---------------
                                                                                   279,945,347
CONSTRUCTION MATERIALS--1.0%
CPG International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6%, 1/26/17(1)                                    19,950,000        20,049,750
Capital Auto LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5%, 2/15/17(1)                              24,824,584        24,762,523
Henry Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.25%, 12/2/16(1)                                            9,975,000         9,975,000
                                                                               ---------------
                                                                                    54,787,273
CONTAINERS & PACKAGING--2.9%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6%, 3/2/16(1)                                  5,425,166         5,479,417
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 9/2/16(1)                                 8,000,000         8,140,000
BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 2/9/18(1)                            22,919,489        23,127,208
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.688%, 9/28/14(1)                            16,000,000        14,520,000
Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche D, 6%, 9/23/16(1)                         14,942,456        15,094,213
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 4.25%-6.75%, 4/5/14(1)                           30,876,936        31,209,820
Hilex Poly Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11.25%, 9/21/15(1)                           9,096,750         9,096,750
ICL Industrial Containers Ulc, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche C, 4.50%-5.425%,
2/9/18(1)                                                          2,034,865         2,051,397


                   15 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
CONTAINERS & PACKAGING CONTINUED
Multi-Packaging Solutions, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 4/26/16(1)                $     3,811,500   $     3,837,704
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche E, 4.25%, 2/9/18(1)                   26,250,000        26,430,469
Xerium Technologies, Inc., Sr. Sec. Credit Facilities
2nd Lien Exit Term Loan, Tranche A, 8.25%, 5/25/15(1)             24,792,794        24,854,776
                                                                               ---------------
                                                                                   163,841,754
METALS & MINING--1.4%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.408%, 12/19/13(2)                                     1,890,661               189
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 3/1/17(1)                       35,000,000        35,235,165
JMC Steel Group, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.75%, 2/15/17(1)                                       7,600,000         7,634,770
Novelis, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4%, 3/10/17(1)                                              22,743,000        23,005,977
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3%, 2/3/18(1)                          11,540,000        11,654,685
                                                                               ---------------
                                                                                    77,530,786
PAPER & FOREST PRODUCTS--0.5%
Smurfit-Stone Container Enterprises, Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, Tranche B, 6.75%,
1/2/16(1)                                                          6,813,908         6,827,747
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 9%-9.123%, 9/29/16(1)                       22,598,969        22,429,476
                                                                               ---------------
                                                                                    29,257,223
TELECOMMUNICATION SERVICES--1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 2.461%-2.557%, 5/31/14(1)                  25,274,596        24,958,665
Level 3 Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.498%, 3/16/14(1)                                     15,703,881        15,501,443
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.75%, 2/10/17(1)                      15,750,000        15,809,063
Vonage Holdings Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.75%-10.11%, 12/1/15(1)                9,887,500         9,961,657
                                                                               ---------------
                                                                                    66,230,828
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5%, 11/10/16(1)                                   11,501,175        11,511,963
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 13%, 5/10/17(1)                                    5,240,000         5,269,475
                                                                               ---------------
                                                                                    16,781,438
UTILITIES--3.8%
ELECTRIC UTILITIES--3.5%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%,
6/24/14(1)                                                         7,057,345         7,119,097


                   16 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                PRINCIPAL
                                                                  AMOUNT            VALUE
                                                             ---------------   ---------------
ELECTRIC UTILITIES CONTINUED
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 4.73%, 10/19/15(1, 3)             $     7,154,435   $     5,377,753
Equipower Resources Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 5.75%, 1/4/18(1)                               5,000,000         5,050,000
GenOn Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6%, 9/20/17(1)                              40,793,828        41,316,510
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.057%, 8/16/12(1)                            30,209,893        29,665,027
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 3.807%, 8/16/13(1)                            11,000,000        10,532,500
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 1.961%, 8/16/12(1)                     4,549,725         4,467,666
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.057%, 8/16/12(1)                        2,055,588         2,018,513
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 6.178%, 2/15/15(1, 3)                                       21,133,299        17,258,868
New Development Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.50%, 3/1/18(1)                   25,000,000        25,263,825
Texas Competitive Electric Holdings Co. LLC, Extended
Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.731%,
10/10/17(1)                                                       54,263,894        43,573,907
Texas Competitive Electric Holdings Co. LLC,
Non-Extended Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.50%, 10/10/14(1)                                           4,819,397         4,165,767
                                                                               ---------------
                                                                                   195,809,433
MULTI-UTILITIES--0.1%
Great Point Power, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 4.25%, 3/10/17(1)                                    4,224,682         4,282,771
WATER UTILITIES--0.2%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 2.807%, 4/19/14(1)                               12,556,314        12,456,906
                                                                               ---------------
Total Corporate Loans (Cost $5,400,874,650)                                      5,442,686,067
CORPORATE BONDS AND NOTES--2.1%
Aleris International, Inc., 6% Bonds, 7/1/20                          98,792            98,792
Berry Plastics Corp., 5.028% Sr. Sec. Nts., 2/15/15(1)             8,470,000         8,385,300
Berry Plastics Holding Corp., 4.185% Sr. Sec. Nts.,
9/15/14(1)                                                        19,201,000        18,096,943
Lyondell Chemical Co.:
8% Sr. Sec. Nts., 11/1/17(5)                                      20,000,000        22,350,000
11% Sr. Sec. Nts., 5/1/18                                          6,485,120         7,360,611
NXP BV/NXP Funding LLC, 3.028% Sr. Sec. Nts., 10/15/13(1)         21,671,000        21,643,911
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18(5)          6,600,000         6,814,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.054% Sr. Sec. Nts., Series B, 8/1/14(1)                         12,177,500        11,873,063
8.75% Sr. Sec. Nts., 2/1/19(5)                                    17,000,000        17,637,500
Wellman, Inc., 5% Cv. Nts., 1/29/19(2, 3)                          3,728,500         2,146,804
                                                                               ---------------
Total Corporate Bonds and Notes (Cost $125,619,903)                                116,407,424


                    17 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

                                                                  SHARES            VALUE
                                                             ---------------   ---------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred (4, 6) (Cost $0)                    1,145   $            --
COMMON STOCKS--0.7%
Aleris Holding Co. (6)                                               114,329         6,516,753
Alpha Media Group, Inc. (4, 6)                                         8,587                --
BLB Management Services, Inc. (6)                                    165,551         1,862,449
BosPower Partners LLC (6, 7)                                          17,306         5,840,775
Champion Opco LLC (6)                                                183,994           505,983
Cinram International Income Fund (6)                                 279,690           233,531
Levlad LLC (6)                                                        40,755           203,773
Metro-Goldwyn-Mayer Studios, Inc. (6)                                515,177        11,737,020
Sleep Innovations, Inc., Cl. 2 (6)                                    28,602                --
Sleep Innovations, Inc., Cl. 4 (6)                                     4,275                --
Star Tribune Holdings Corp. (6)                                       39,111         1,329,774
Turtle Bay Holding Co. LLC (6)                                       324,258           421,535
United Subcontractors, Inc. (6)                                       39,690         1,002,163
Wellman, Inc. (6)                                                      3,371                --
Young Broadcasting, Inc., Cl. A (4, 6)                                 3,986        10,961,500
                                                                               ---------------
Total Common Stocks (Cost $39,474,901)                                              40,615,256

                                                                  UNITS
                                                             ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.9%
BLB Management Services, Inc. Rts., Strike Price $0.001,
12/31/11(6)                                                            8,000           140,000
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(6)                                                            67,016                --
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(6)                                                           35,695        22,309,375
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(4, 6)                                                        10,801        29,702,750
                                                                               ---------------
Total Rights, Warrants and Certificates (Cost $39,301,091)                          52,152,125

                                                                  SHARES
                                                             ---------------
INVESTMENT COMPANY--6.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.19%(4, 8) (Cost $343,834,668)                                  343,834,668       343,834,668
Total Investments, at Value (Cost $5,949,105,213)                      107.1%    5,995,695,540
Liabilities in Excess of Other Assets                                   (7.1)     (399,150,389)
                                                                 -----------   ---------------
Net Assets                                                             100.0%  $ 5,596,545,151
                                                                 ===========   ===============

Footnotes to Statement of Investments

* April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Represents the current interest rate for a variable or increasing rate security.


                    18 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

(2.) This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

(3.) Interest or dividend is paid-in-kind, when applicable.

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES/UNITS/                                     SHARES/UNITS/
                                                       PRINCIPAL AMOUNT        GROSS          GROSS       PRINCIPAL AMOUNT
                                                       JULY 30, 2010(a)      ADDITIONS      REDUCTIONS     APRIL 29, 2011
                                                       ----------------   -------------   -------------   ----------------
Alpha Media Group, Inc.                                        8,587                 --              --            8,587
Alpha Media Group, Inc., Preferred                             1,145                 --              --            1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.60%, 7/15/13 (formerly Alpha
Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.90%, 5/15/13)                          17,970,635          1,500,894              --       19,471,529
Oppenheimer Institutional Money Market Fund, Cl. E        85,152,058      1,909,395,296   1,650,712,686      343,834,668
Young Broadcasting, Inc., Cl. A                                   --              3,986              --            3,986
Young Broadcasting, Inc. Wts., Strike Price $0.01,
Exp. 12/24/24                                                     --             10,801              --           10,801
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, 8%, 6/30/15                              --          8,872,306              --        8,872,306

                                                           VALUE        INCOME
                                                       ------------   ----------
Alpha Media Group, Inc.                                $         --   $       --
Alpha Media Group, Inc., Preferred                               --           --
Alpha Media Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.60%, 7/15/13 (formerly Alpha
Media Group, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.90%, 5/15/13)                         11,196,129    1,087,889(b)
Oppenheimer Institutional Money Market Fund, Cl. E      343,834,668      505,817
Young Broadcasting, Inc., Cl. A                          10,961,500           --
Young Broadcasting, Inc. Wts., Strike Price $0.01,
Exp. 12/24/24                                            29,702,750           --
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, 8%, 6/30/15                      8,966,574      544,192
                                                       ------------   ----------
                                                       $404,661,621   $2,137,898
                                                       ============   ==========

(a.) July 30, 2010 represents the last business day of the Fund's 2010 fiscal year. See accompanying Notes.

(b.) All or portion of the transactions were the result of non-cash dividends.

(5.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $46,802,000 or 0.84% of the Fund's net assets as of April 29, 2011.

(6.) Non-income producing security.

(7.) Restricted security. The aggregate value of restricted securities as of April 29, 2011 was $5,840,775, which represents 0.10% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                        ACQUISITION                              UNREALIZED
SECURITY                   DATE          COST         VALUE     APPRECIATION
--------                -----------   ----------   ----------   ------------
BosPower Partners LLC      2/4/11     $5,191,800   $5,840,775     $648,975

(8.) Rate shown is the 7-day yield as of April 29, 2011.


                   19 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

                                                            LEVEL 2--         LEVEL 3--
                                         LEVEL 1--            OTHER          SIGNIFICANT
                                    UNADJUSTED QUOTED      SIGNIFICANT      UNOBSERVABLE
                                         PRICES         OBSERVABLE INPUTS       INPUTS          VALUE
                                    -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                        $         --       $5,442,685,878     $       189   $5,442,686,067
Corporate Bonds and Notes                        --          114,161,828       2,245,596      116,407,424
Preferred Stocks                                 --                   --              --               --
Common Stocks                               233,531           28,914,242      11,467,483       40,615,256
Rights, Warrants and Certificates                --           22,449,375      29,702,750       52,152,125
Investment Company                      343,834,668                   --              --      343,834,668
                                       ------------       --------------     -----------   --------------
Total Assets                           $344,068,199       $5,608,211,323     $43,416,018   $5,995,695,540
                                       ============       ==============     ===========   ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since July 30, 2010 represents the last day during the Fund's 2010 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                   20 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets


                   21 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 29, 2011* (Unaudited)

(plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 29, 2011, securities with an aggregate market value of $5,442,686,067, representing 97.25% of the Fund's net assets were comprised of Senior Loans.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of April 29, 2011 is as follows:

Cost                                $51,845,013
Market Value                        $ 7,702,200
Market Value as a % of Net Assets         0.14%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of April 29, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $12,001,390 at April 29, 2011. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At April 29, 2011, these commitments have a market value of $12,061,397 and have been included as Corporate Loans in the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,952,558,635
                                 ==============
Gross unrealized appreciation    $  119,836,269
Gross unrealized depreciation       (76,699,364)
                                 --------------
Net unrealized appreciation      $   43,136,905
                                 ==============


                   22 | Oppenheimer Senior Floating Rate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011